ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development				¥ 34,047	$ 4,869	¥ 29,549
Settlement of outstanding claims	$ 8,600
Other payables							¥ 17,200	$ 2,500
Final payment of lawsuit	$ 3,000
Niulian
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Other payables				1,500	200
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development							¥ 57,500	$ 8,200
Additional funds aimed to be raised for the development				¥ 100,000	$ 14,300
Principal amount of refund claimed through civil suit		¥ 57,500	$ 4,600